Cover	Aug. 27, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2021
Entity File Number	001-34833
Entity Registrant Name	UNITED STATES COMMODITY INDEX FUNDS TRUST
Entity Central Index Key	0001479247
Entity Tax Identification Number	27-1537655
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1850 Mt. Diablo Boulevard
Entity Address, Address Line Two	Suite 640
Entity Address, City or Town	Walnut Creek
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94596
City Area Code	510
Local Phone Number	522-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
United States Commodity Index Fund [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of United States Commodity Index Fund
Trading Symbol	USCI
Security Exchange Name	NYSEArca
United States Copper Index Fund [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of United States Copper Index Fund
Trading Symbol	CPER
Security Exchange Name	NYSEArca